Note 16 - Employee Benefits Plan	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
Note
16.
Employee Benefits Plan

Retirement plans:
The Company offers a
401
(k) plan, which covers substantially all employees of BB and EP, with the exception of certain union employees. Participating employees may
elect to contribute, on a tax-deferred basis, a portion of their compensation, in accordance with Section
401
(k) of the Internal Revenue Code. For the years ended
October 31, 2018,
2017
and
2016,
the Company’s matching contribution rate for non-collectively bargained employees was
25
percent of the
first
4
percent and
50
percent of the
first
7
 percent of an employee’s gross earnings for BB and EP participants, respectively. The Company’s matching contribution may
be changed at the discretion of the Board of Directors. Matching contributions vest
20
percent after
2
years of service and ratably thereafter until they are
100
percent vested after
6
years of service. During the years ended
October 31, 2018,
2017
and
2016,
certain union employees have collectively bargained for a matching contribution of
50
percent to
100
percent of the
first
7
percent of base compensation that a participant contributed, and additional amounts may
be contributed at the option of the Board of Directors. During the years ended
October 31, 2018,
2017
and
2016,
certain other union employees have collectively bargained for a defined contribution of
$4.50
and
$4.25
per hour worked, respectively. Retirement plan contributions for the years ended
October 31, 2018,
2017
and
2016
were
$576,657,
$442,262
and
$445,162
respectively.

Camfaud operates a Small Self-Administered Scheme (SSAS), which is the equivalent of a U.S. defined contribution pension plan. The assets of the plan are held separately from those of Camfaud in an independently administered fund. Contributions by Camfaud to the SSAS amounted to
$280,677
and
$179,562
for the years ended
October 31, 2018
and
2017,
respectively.

Multiemployer plans:
BB contributes to a number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements (CBAs) that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects: (a) Assets contributed to the multiemployer plan by one
employer
may
be used to provide benefits to employees of other participating employers; (b) If a participating employer stops contributing to the plan, the unfunded obligations of the plan may
be borne by the remaining participating employers; and (c) If BB chooses to stop participating in some of its multiemployer plans, BB may
be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability. BB has no
intention of stopping its participation in any multiemployer plan.

The following is a summary of our contributions to each multiemployer pension plan for the years ended
October 31, 2018,
2017
and
2016:

	2018	2017	2016
California	$492,430	$564,047	$603,516
Oregon	232,971	207,735	196,825
Washington	216,454	145,517	124,595
Total contributions	$941,855	$917,299	$924,936

No
plan was determined to be individually significant. There have been no
significant changes that affect the comparability of the contributions. The Company reviews the funded status of each multiemployer defined benefit pension plan at each reporting period so as to monitor the certified zone status for each of the multiemployer defined benefit pension plans. The zone status for the multiemployer defined benefit pension plans for Oregon and Washington was Green (greater than
80
 percent funded) and Yellow (less than
80
 percent funded but greater than
65
 percent funded) for the California multiemployer defined benefit pension plans. The funding status for the Oregon and Washington multiemployer defined benefit pension plans is at
January 1, 2017
and
July 1, 2017
for the California multiemployer defined benefit pension plan.

Government regulations impose certain requirements relative to multiemployer plans. In the event of plan termination or employer withdrawal, an employer may
be liable for a portion of the plan’s unfunded vested benefits. BB has not
received information from the plans’ administrators to determine its share of unfunded vested benefits. BB does not
anticipate withdrawal from the plans, nor is BB aware of any expected plan terminations.

The Company believes that the “construction industry” multiemployer plan exception may
apply if the Company did withdraw from any of its current multiemployer plans. The “construction industry” exception generally delays the imposition of withdrawal liability in connection with an employer’s withdrawal from a “construction industry” multiemployer plan unless and until that employer resumes covered operations in the relevant geographic region without a corresponding resumption of contributions to the multiemployer plan. The Company has no
intention of withdrawing, in either a complete or partial withdrawal, from any of the multiemployer plans to which the Company currently contributes; however, it has been assessed a withdrawal liability in the past.